       Supplement dated January 1, 2002 to Prospectus dated July 2, 2001 for the Pacific Odyssey, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Effective December 1, 2001, Putnam Investment
manager for the        Management, Inc. became the portfolio manager of the
Aggressive Equity      Aggressive Equity Portfolio and the Equity Portfolio.
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option is changed to the
option has changed     Large-Cap Core Variable Investment Option.
its name.
                       This reflects a change in name of the underlying Equity
                       Income Portfolio managed by J.P. Morgan Investment
                       Management, Inc. Any reference to the Equity Income
                       Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Supplement is revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options are available and are added to the list on page
are available.         1 of the Prospectus:

                                        Equity Income
                                        Research

                       References to the 31 Variable Investment Options throughout the Prospectus are revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC ODYSSEY is     of the Prospectus:
amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. Subject to certain limitations, you can buy the Guaranteed Protection Advantage Rider at any time during the Contract Year. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders section is changed to read as follows:

                       Optional Riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value               0.10%/3/

                       /3/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses is replaced:
PACIFIC ODYSSEY--
Pacific Select Fund    The table below shows the advisory fee and Fund
Annual Expenses is     expenses as an annual percentage of each Portfolio's
amended.               average daily net assets, based on the year 2000 unless
                       otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. For each Portfolio, our right to repayment of amounts waived and/or reimbursed is limited to amounts that do not cause such expenses to exceed the new 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2002. In 2000, we reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced from the annual rate of 1.50% of average daily net assets to 1.40%.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC ODYSSEY--      the following:
Examples is
replaced.              The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Stepped-Up Death Benefit Rider (SDBR), Premier Death Benefit Rider (PDBR), and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider  14   45    77   169  14   45    77   169  14   45    77   169
                   with Riders        21   66   113   244  21   66   113   244  21   66   113   244
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider  15   46    80   174  15   46    80   174  15   46    80   174
                   with Riders        22   68   116   249  22   68   116   249  22   68   116   249
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider  17   54    92   201  17   54    92   201  17   54    92   201
                   with Riders        24   75   128   274  24   75   128   274  24   75   128   274
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider  14   44    75   165  14   44    75   165  14   44    75   165
                   with Riders        21   65   112   241  21   65   112   241  21   65   112   241
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider  11   35    60   133  11   35    60   133  11   35    60   133
                   with Riders        18   56    97   211  18   56    97   211  18   56    97   211
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider  16   50    85   186  16   50    85   186  16   50    85   186
                   with Riders        23   71   122   260  23   71   122   260  23   71   122   260
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider  19   60   103   223  19   60   103   223  19   60   103   223
                   with Riders        24   74   126   269  24   74   126   269  24   74   126   269
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider  16   50    87   190  16   50    87   190  16   50    87   190
                   with Riders        23   72   123   263  23   72   123   263  23   72   123   263
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider  16   50    87   190  16   50    87   190  16   50    87   190
                   with Riders        23   72   123   263  23   72   123   263  23   72   123   263
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider  16   50    86   188  16   50    86   188  16   50    86   188
                   with Riders        23   71   122   261  23   71   122   261  23   71   122   261
                   ---------------------------------------------------------------------------------


                -------------------------------------------------------------------------------------------------------------
                                                                                                      Expenses if you did
                                                                                                      not annuitize or
                                                    Expenses if you          Expenses if you          surrender, but left
                                                    annuitized               surrendered              the money in your
                                                    your Contract ($)        your Contract ($)        Contract ($)
                -------------------------------------------------------------------------------------------------------------
                Variable Account                    1 yr  3 yr  5 yr  10 yr  1 yr  3 yr  5 yr  10 yr  1 yr  3 yr  5 yr  10 yr
                -------------------------------------------------------------------------------------------------------------
                Telecommunications
                without any Rider                   16    50    86    188    16    50     86   188    16    50     86   188
                with Riders                         23    71   122    261    23    71    122   261    23    71    122   261
                -------------------------------------------------------------------------------------------------------------
                Multi-Strategy
                without any Rider                   11    35    60    133    11    35     60   133    11    35     60   133
                with Riders                         18    56    97    211    18    56     97   211    18    56     97   211
                -------------------------------------------------------------------------------------------------------------
                Large-Cap Core (formerly called Equity Income)
                without any Rider                   11    35    60    133    11    35     60   133    11    35     60   133
                with Riders                         18    56    97    211    18    56     97   211    18    56     97   211
                -------------------------------------------------------------------------------------------------------------
                Strategic Value
                without any Rider                   15    46    79    173    15    46     79   173    15    46     79   173
                with Riders                         22    67   115    248    22    67    115   248    22    67    115   248
                -------------------------------------------------------------------------------------------------------------
                Growth LT
                without any Rider                   12    38    65    144    12    38     65   144    12    38     65   144
                with Riders                         19    59   102    221    19    59    102   221    19    59    102   221
                -------------------------------------------------------------------------------------------------------------
                Focused 30
                without any Rider                   15    46    79    173    15    46     79   173    15    46     79   173
                with Riders                         22    67   115    248    22    67    115   248    22    67    115   248
                -------------------------------------------------------------------------------------------------------------
                Mid-Cap Value
                without any Rider                   13    41    70    154    13    41     70   154    13    41     70   154
                with Riders                         20    62   107    231    20    62    107   231    20    62    107   231
                -------------------------------------------------------------------------------------------------------------
                International Value
                without any Rider                   14    43    74    163    14    43     74   163    14    43     74   163
                with Riders                         21    65   111    239    21    65    111   239    21    65    111   239
                -------------------------------------------------------------------------------------------------------------
                Capital Opportunities
                without any Rider                   13    40    69    152    13    40     69   152    13    40     69   152
                with Riders                         20    62   106    228    20    62    106   228    20    62    106   228
                -------------------------------------------------------------------------------------------------------------
                Mid-Cap Growth
                without any Rider                   14    43    74    163    14    43     74   163    14    43     74   163
                with Riders                         21    65   111    239    21    65    111   239    21    65    111   239
                -------------------------------------------------------------------------------------------------------------
                Global Growth
                without any Rider                   17    53    92    199    17    53     92   199    17    53     92   199
                with Riders                         24    75   128    273    24    75    128   273    24    75    128   273
                -------------------------------------------------------------------------------------------------------------
                Equity Index
                without any Rider                    7    22    38     86     7    22     38    86     7    22     38    86
                with Riders                         14    44    76    167    14    44     76   167    14    44     76   167
                -------------------------------------------------------------------------------------------------------------
                Small-Cap Index
                without any Rider                   10    32    55    122    10    32     55   122    10    32     55   122
                with Riders                         17    54    92    201    17    54     92   201    17    54     92   201
                -------------------------------------------------------------------------------------------------------------
                REIT
                without any Rider                   16    49    84    183    16    49     84   183    16    49     84   183
                with Riders                         23    70   120    257    23    70    120   257    23    70    120   257
                -------------------------------------------------------------------------------------------------------------
                Inflation Managed (formerly called Government Securities)
                without any Rider                   10    32    56    125    10    32     56   125    10    32     56   125
                with Riders                         18    54    93    203    18    54     93   203    18    54     93   203
                -------------------------------------------------------------------------------------------------------------
                Managed Bond
                without any Rider                   11    33    57    127    11    33     57   127    11    33     57   127
                with Riders                         18    55    94    205    18    55     94   205    18    55     94   205
                -------------------------------------------------------------------------------------------------------------
                Money Market
                without any Rider                    8    25    43     96     8    25     43    96     8    25     43    96
                with Riders                         15    47    81    177    15    47     81   177    15    47     81   177
                -------------------------------------------------------------------------------------------------------------
                High Yield Bond
                without any Rider                   11    33    58    128    11    33     58   128    11    33     58   128
                with Riders                         18    55    95    206    18    55     95   206    18    55     95   206
                -------------------------------------------------------------------------------------------------------------
                Equity Income
                without any Rider                   15    46    79    173    15    46     79   173    15    46     79   173
                with Riders                         25    77   131    279    25    77    131   279    25    77    131   279
                -------------------------------------------------------------------------------------------------------------
                Research
                without any Rider                   15    47    82    179    15    47     82   179    15    47     82   179
                with Riders                         25    78   133    284    25    78    133   284    25    78    133   284
                -------------------------------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------
                                                                                   Expenses if you did
                                                                                   not annuitize or
                                       Expenses if you       Expenses if you       surrender, but left
                                       annuitized            surrendered           the money in your
                                       your Contract ($)     your Contract ($)     Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account    1 yr 3 yr 5 yr 10 yr  1 yr 3 yr 5 yr 10 yr  1 yr  3 yr  5 yr  10 yr
                   ---------------------------------------------------------------------------------------
                   Equity
                   without any Rider   11   35    60   133   11   35    60   133   11    35     60    133
                   with Riders         18   56    97   211   18   56    97   211   18    56     97    211
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   13   39    68   150   13   39    68   150   13    39     68    150
                   with Riders         20   61   105   226   20   61   105   226   20    61    105    226
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   13   41    71   157   13   41    71   157   13    41     71    157
                   with Riders         20   63   108   233   20   63   108   233   20    63    108    233
                   ---------------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The PURCHASING YOUR CONTRACT section is amended by
CONTRACT is            adding the following:
amended.
                       Purchasing the Guaranteed Protection Advantage Rider
                       (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contact Date or the Contract Anniversary, the Effective Date of the Rider will be the next Contract Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                       ---------------------------------------------------------
                       Contract
                       Year Since                 Percentage of Purchase Payment
                       Beginning of               Added to Guaranteed Protection
                       Current Term               Amount
                       ---------------------------------------------------------
                       1 through 4                             100%
                       5                                        90%
                       6                                        85%
                       7                                        80%
                       8 through 10                             75%
                       ---------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the Term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

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

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment is replaced with the
CONTRACT--Making       following:
Your Investments
("Purchase             Forms of Payment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The following sub-section is added to the FEDERAL TAX
STATUS--Taxes          STATUS--Taxes Payable by Contract Owners: General Rules
Payable by Contract    section of the Prospectus:
Owners: General
Rules is amended.      Taxes Payable on Optional Riders

                       It is our understanding that the charges relating to any optional death benefit rider (SDBR, or PDBR) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We have waived the restrictions that limits transfers
amended.               from the Fixed Option to one transfer within the 30
                       days after the end of each Contract Anniversary. We also have waived the limitations on the maximum amount you may transfer from the Fixed Option in any given
                       Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e.
                       beginning January 1, 2002, transfers are limited to 25 for each calendar year.

                       Transfers from the Fixed Option under the DCA program are also subject to a minimum duration of six months.

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